IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jul. 31, 2019 CAD ($)	Jul. 31, 2019 USD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)	Jul. 31, 2018 CAD ($)	Jul. 31, 2018 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 191		$ 289		$ 185
Increase (decrease) in present value of shareholders' equity	(515)		(455)		(348)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(239)		(346)		(266)
Increase (decrease) in present value of shareholders' equity	$ 408		$ 348		$ 257
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 35		$ 18		$ 30
Increase (decrease) in present value of shareholders' equity		(267)		(215)		(240)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(58)		(30)		(64)
Increase (decrease) in present value of shareholders' equity		$ 115		$ 72		$ 263